Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		$ 19,705		$ 28,913		$ (52,099)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(26)		(287)		(106)
Disposal of subsidiaries, associates and intangible assets	[1]	114		137		339
Purchase of property, equipment and software		(1,584)		(1,688)		(1,627)
Disposal of property, equipment and software		11		114		47
Purchase of financial assets measured at fair value through other comprehensive income		(3,424)		(1,999)		(8,626)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		3,913		1,361		15,250
Net (purchase) / redemption of debt securities measured at amortized cost		(562)		(3,770)
Net cash flow from / (used in) investing activities		(1,558)		(6,132)		5,186
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(17,149)		(12,245)		24,500
Distributions paid on UBS shares		(2,544)		(2,440)		(2,259)
Repayment of lease liabilities	[2]	(518)
Issuance of long-term debt, including debt issued designated at fair value		65,047		60,682		51,450
Repayment of long-term debt, including debt issued designated at fair value		(68,883)		(44,344)		(45,187)
Net cash flow from / (used in) financing activities		(25,614)		190		26,988
Total cash flow
Cash and cash equivalents at the beginning of the year	[3]	126,079		104,834		119,014
Net cash flow from / (used in) operating, investing and financing activities		(7,467)		22,971		(19,925)
Effects of exchange rate differences on cash and cash equivalents		1,261		(1,726)		5,745
Cash and cash equivalents at the end of the year	[3]	119,873		126,079		104,834
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[4]	106,957		108,268		89,968
of which: loans and advances to banks		11,386		15,678		12,773
of which: money market paper	[5]	1,530		2,133		2,093
UBS AG (consolidated)
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities		18,805		27,744	[6]	(53,147)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets		(26)		(287)	[6]	(106)
Disposal of subsidiaries, associates and intangible assets	[1]	114		137	[6]	339
Purchase of property, equipment and software		(1,401)		(1,473)	[6]	(1,532)
Disposal of property, equipment and software		11		114	[6]	210
Purchase of financial assets measured at fair value through other comprehensive income		(3,424)		(1,999)	[6]	(8,626)
Disposal and redemption of financial assets measured at fair value through other comprehensive income		3,913		1,361	[6]	15,250
Net (purchase) / redemption of financial assets held to maturity						(91)
Net (purchase) / redemption of debt securities measured at amortized cost		(562)		(3,770)	[6]
Net cash flow from / (used in) investing activities		(1,374)		(5,918)	[6]	5,444
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)		(17,149)		(12,245)	[6]	24,500
Distributions paid on UBS shares		(3,250)		(3,098)	[6]	(2,219)
Repayment of lease liabilities	[2]	(496)
Issuance of long-term debt, including debt issued designated at fair value		59,199		54,726	[6]	40,270
Repayment of long-term debt, including debt issued designated at fair value		(68,883)		(44,344)	[6]	(45,187)
Funding from UBS Group AG and its subsidiaries		5,848	[7]	5,956	[6],[7]	11,180	[8]
Dividends paid and repayments of preferred notes						(782)
Net changes in non-controlling interests		(8)		(31)	[6]	(5)
Net activity related to group internal capital transactions and dividends		0		0	[6]	0
Net cash flow from / (used in) financing activities		(24,738)		963	[6]	27,758
Total cash flow
Cash and cash equivalents at the beginning of the year	[10]	125,853	[6],[9]	104,787	[11]	118,984
Net cash flow from / (used in) operating, investing and financing activities		(7,307)		22,789	[6]	(19,944)
Effects of exchange rate differences on cash and cash equivalents		1,258		(1,722)	[6]	5,749
Cash and cash equivalents at the end of the year	[10]	119,804	[12]	125,853	[6],[9]	104,787	[11]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[4]	106,957		108,268	[6]	89,968
of which: loans and advances to banks		11,317		15,452	[6]	12,726
of which: money market paper	[13],[14]	1,530		2,133	[6]	2,093
UBS AG (consolidated) | UBS AG (standalone) | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[15]	17,531		(652)	[6]	(35,057)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[15]	(6)		(124)	[6]	0
Disposal of subsidiaries, associates and intangible assets	[15]	100	[16]	97	[6],[17]	291	[17]
Purchase of property, equipment and software	[15]	(628)		(822)	[6]	(1,054)
Disposal of property, equipment and software	[15]	10		111	[6]	1
Purchase of financial assets measured at fair value through other comprehensive income	[15]	(10)		(170)	[6]	(234)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[15]	10		20	[6]	3,489
Net (purchase) / redemption of financial assets held to maturity	[15]					(455)
Net (purchase) / redemption of debt securities measured at amortized cost	[15]	(1,045)		(1,000)	[6]
Net cash flow from / (used in) investing activities	[15]	(1,569)		(1,888)	[6]	2,039
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[15]	(17,150)		(12,295)	[6]	24,556
Distributions paid on UBS shares	[15]	(3,250)		(3,098)	[6]	(2,219)
Repayment of lease liabilities	[15]	262
Issuance of long-term debt, including debt issued designated at fair value	[15]	58,437		53,294	[6]	39,232
Repayment of long-term debt, including debt issued designated at fair value	[15]	(67,113)		(42,759)	[6]	(43,605)
Funding from UBS Group AG and its subsidiaries	[15]	5,848	[8]	5,956	[6],[7]	11,180	[8]
Dividends paid and repayments of preferred notes	[15]					(782)
Net changes in non-controlling interests	[15]	0		0	[6]	0
Net activity related to group internal capital transactions and dividends	[15]	3,569		3,000	[6]	1,264
Net cash flow from / (used in) financing activities	[15]	(19,922)		4,098	[6]	29,625
Total cash flow
Cash and cash equivalents at the beginning of the year	[15]	42,895	[6],[9]	41,570	[11]	43,495
Net cash flow from / (used in) operating, investing and financing activities	[15]	(3,960)		1,559	[6]	(3,393)
Effects of exchange rate differences on cash and cash equivalents	[15]	664		(234)	[6]	1,466
Cash and cash equivalents at the end of the year	[15]	39,598	[12]	42,895	[6],[9]	41,570	[11]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[15]	36,275		36,248	[6]	37,420
of which: loans and advances to banks	[15]	2,697		4,849	[6]	2,344
of which: money market paper	[14],[15]	626		1,798	[6]	1,806
UBS AG (consolidated) | UBS Switzerland AG | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[15]	8,882		14,887	[6]	(8,742)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[15]	0		(5)	[6]	(2)
Disposal of subsidiaries, associates and intangible assets	[15]	0	[16]	0	[6],[17]	0	[17]
Purchase of property, equipment and software	[15]	(173)		(170)	[6]	(86)
Disposal of property, equipment and software	[15]	0		0	[6]	0
Purchase of financial assets measured at fair value through other comprehensive income	[15]	0		0	[6]	0
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[15]	0		15	[6]	1,580
Net (purchase) / redemption of financial assets held to maturity	[15]					364
Net (purchase) / redemption of debt securities measured at amortized cost	[15]	437		2,111	[6]
Net cash flow from / (used in) investing activities	[15]	264		1,951	[6]	1,856
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[15]	0		(3)	[6]	(5)
Distributions paid on UBS shares	[15]	0		0	[6]	0
Repayment of lease liabilities	[15]	0
Issuance of long-term debt, including debt issued designated at fair value	[15]	621		872	[6]	631
Repayment of long-term debt, including debt issued designated at fair value	[15]	(752)		(812)	[6]	(589)
Funding from UBS Group AG and its subsidiaries	[15]	0	[8]	0	[6],[7]	0	[8]
Dividends paid and repayments of preferred notes	[15]					0
Net changes in non-controlling interests	[15]	0		0	[6]	0
Net activity related to group internal capital transactions and dividends	[15]	(2,055)		(2,372)	[6]	(194)
Net cash flow from / (used in) financing activities	[15]	(2,186)		(2,315)	[6]	(158)
Total cash flow
Cash and cash equivalents at the beginning of the year	[15]	54,757	[6],[9]	40,961	[11]	45,815
Net cash flow from / (used in) operating, investing and financing activities	[15]	6,961		14,523	[6]	(7,043)
Effects of exchange rate differences on cash and cash equivalents	[15]	833		(726)	[6]	2,189
Cash and cash equivalents at the end of the year	[15]	62,551	[12]	54,757	[6],[9]	40,961	[11]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[15]	60,926		53,490	[6]	39,461
of which: loans and advances to banks	[15]	1,127		1,249	[6]	1,492
of which: money market paper	[14],[15]	498		18	[6]	7
UBS AG (consolidated) | Other subsidiaries | Reportable legal entities
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	[15]	(7,608)		13,509	[6]	(9,348)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[15]	(20)		(158)	[6]	(104)
Disposal of subsidiaries, associates and intangible assets	[15]	14	[16]	40	[6],[17]	48	[17]
Purchase of property, equipment and software	[15]	(600)		(481)	[6]	(393)
Disposal of property, equipment and software	[15]	1		3	[6]	209
Purchase of financial assets measured at fair value through other comprehensive income	[15]	(3,414)		(1,829)	[6]	(8,393)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[15]	3,904		1,325	[6]	10,181
Net (purchase) / redemption of financial assets held to maturity	[15]					0
Net (purchase) / redemption of debt securities measured at amortized cost	[15]	45		(4,881)	[6]
Net cash flow from / (used in) investing activities	[15]	(70)		(5,982)	[6]	1,548
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[15]	0		53	[6]	(50)
Distributions paid on UBS shares	[15]	0		0	[6]	0
Repayment of lease liabilities	[15]	234
Issuance of long-term debt, including debt issued designated at fair value	[15]	142		560	[6]	409
Repayment of long-term debt, including debt issued designated at fair value	[15]	(1,017)		(772)	[6]	(993)
Funding from UBS Group AG and its subsidiaries	[15]	0	[8]	0	[6],[7]	0	[8]
Dividends paid and repayments of preferred notes	[15]					0
Net changes in non-controlling interests	[15]	(8)		(31)	[6]	(5)
Net activity related to group internal capital transactions and dividends	[15]	(1,514)		(628)	[6]	(1,071)
Net cash flow from / (used in) financing activities	[15]	(2,630)		(820)	[6]	(1,710)
Total cash flow
Cash and cash equivalents at the beginning of the year	[15]	28,201	[6],[9]	22,256	[11]	29,674
Net cash flow from / (used in) operating, investing and financing activities	[15]	(10,308)		6,707	[6]	(9,510)
Effects of exchange rate differences on cash and cash equivalents	[15]	(239)		(762)	[6]	2,094
Cash and cash equivalents at the end of the year	[15]	17,655	[12]	28,201	[6],[9]	22,256	[11]
Net cash flow from / (used in) operating activities includes:
of which: cash and balances at central banks	[15]	9,756		18,530	[6]	13,086
of which: loans and advances to banks	[15]	7,493		9,354	[6]	8,890
of which: money market paper	[14],[15]	$ 406		$ 318	[6]	$ 280

[1]	Includes dividends received from associates
[2]
Upon adoption of IFRS 16 on 1 January 2019, cash payments for the principal portion of the lease liability previously classified within operating activities have been reclassified to financing activities.

[3]
USD 3,192 million, USD 5,245 million and USD 2,497 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 31 December 2019, 31 December 2018 and 31 December 2017, respectively. Refer to “Note 26 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

[4]	Includes only balances with an original maturity of three months or less.
[5]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading (31 December 2019: USD 235 million; 31 December 2018: USD 366 million; 31 December 2017: USD 135 million), Financial assets measured at fair value through other comprehensive income (31 December 2019: USD 24 million; 31 December 2018: USD 8 million; 31 December 2017: USD 17 million), Financial assets at fair value not held for trading (31 December 2019: USD 920 million; 31 December 2018: USD 1,556 million; 31 December 2017: USD 1,941 million) and Other financial assets measured at amortized cost (31 December 2019: USD 351 million; 31 December 2018: USD 204 million; 31 December 2017: USD 0 million).

[6]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c of the Annual Report 2018 for more information

[7]	Represents funding from UBS Group AG to UBS AG.
[8]	Represents funding from UBS Group Funding (Switzerland) AG to UBS AG.
[9]	Comprises balances with an original maturity of three months or less. USD 5,245 million of cash and cash equivalents were restricted.
[10]
USD 3,192 million, USD 5,245 million and USD 2,497 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 31 December 2019, 31 December 2018 and 31 December 2017, respectively. Refer to “Note 26 Restricted and transferred financial assets” in the “Consolidated financial statements” section of the Annual Report 2019 for more information.

[11]	Comprises balances with an original maturity of three months or less. USD 2,497 of cash and cash equivalents were restricted.
[12]	Comprises balances with an original maturity of three months or less. USD 3,192 million of cash and cash equivalents were restricted.
[13]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading (31 December 2019: USD 235 million; 31 December 2018: USD 366 million; 31 December 2017: USD 135 million), Financial assets measured at fair value through other comprehensive income (31 December 2019: USD 24 million; 31 December 2018: USD 8 million; 31 December 2017: USD 17 million), Financial assets at fair value not held for trading (31 December 2019: USD 920 million; 31 December 2018: USD 1,556 million; 31 December 2017: USD 1,941 million) and Other financial assets measured at amortized cost (31 December 2019: USD 351 million; 31 December 2018: USD 204 million; 31 December 2017: USD 0 million).

[14]
Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading, and Other financial assets measured at amortized cost.

[15]	Cash flows generally represent a third-party view from a UBS AG consolidated perspective, except for Net activity related to group internal capital transactions and dividends
[16]	Includes dividends received from associates.
[17]	Includes dividends received from associates.